Other (Losses) Gains (Tables)	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Disclosure of Other (Losses) Gains

	Note	June 30, 2020	June 30, 2019
		$	$
Share of loss from investment in associates	7	(11,534)	(9,573)
Gain on deemed disposal of significant influence investment	5(c)	11,955	144,368
Loss on induced conversion of debenture	15(ii)	(172,291)	—
Unrealized loss on derivative investments	6(b)	(34,069)	(14,866)
Unrealized gain (loss) on derivative liability	15(iii)	175,568	(8,167)
Unrealized gain (loss) on changes in contingent consideration fair value	27	2,357	(3,263)
Gain on debt modification	16(a)	1,287	1,886
Gain on loss of control of subsidiary		500	412
Provision for minimum purchase commitments	24(b)	(2,416)	—
Total other (losses) gains		(28,643)	110,797